Other Long-term Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Other Long-term Assets	Other Long-term Assets

	As at December 31,
U.S.$ millions	2024	2023
Restricted investments [1]	80	79
Keystone XL long-term recoveries	19	26
Keystone environmental provision recovery (Note 14)	31	25
Recoverable Keystone expenses [2]	22	7
Employee post-retirement benefits (Note 21)	10	—
Other	15	34
	177	171
1.Represents the amounts collected in tolls from customers and included in the LMCI restricted investments to fund future abandonment of the Company's CER-regulated pipeline facilities. Funds are held in trust with a corresponding liability in other long-term liabilities. Refer to Note 22, Risk Management and Financial Instruments for additional information.
2.Portion of Keystone Pipeline System expenses incurred that are recoverable through variable tolls beyond one year. Amounts collected within the next year are recorded in accounts receivable.